UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   July 29, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total: $130,920

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2171     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100     1231    25120 SH       SOLE                    25120
Adv Med Optics                 COM              00763M108     1127    28356 SH       SOLE                    28356
Alliance Cap Mgmt              COM              01855A101     3882    83050 SH       SOLE                    83050
Altria Group Inc               COM              718154107      396     6126 SH       SOLE                     6126
Amegy Bancorp                  COM              84476R109      287    12823 SH       SOLE                    12823
Amer Standard Co               COM              029712106     2993    71390 SH       SOLE                    71390
American Express               COM              025816109     4403    82723 SH       SOLE                    82723
American Intl Group            COM              026874107     2206    37966 SH       SOLE                    37966
Anheuser Busch                 COM              035229103     2894    63250 SH       SOLE                    63250
Applied Materials              COM              038222105     1460    90210 SH       SOLE                    90210
Auto Data Processing           COM              053015103     1083    25800 SH       SOLE                    25800
BP PLC ADR                     COM              055622104     3118    49989 SH       SOLE                    49989
Bank of America                COM              060505104     4043    88652 SH       SOLE                    88652
Berkshire Hathaway             COM              084670207     3950     1419 SH       SOLE                     1419
Bristol Myers Squibb           COM              110122108      290    11600 SH       SOLE                    11600
Buckeye Ptnrs LP               COM              118230101     1517    33000 SH       SOLE                    33000
Calamos Asset Mgmt             COM              12811R104     2569    94300 SH       SOLE                    94300
Cendant Corp                   COM              151313103     2527   112950 SH       SOLE                   112950
ChevronTexaco                  COM              166764100     1314    23493 SH       SOLE                    23493
Cisco Systems Inc              COM              17275R102     1458    76421 SH       SOLE                    76421
Citigroup                      COM              172967101     3387    73273 SH       SOLE                    73273
Coca Cola                      COM              191216100     1539    36851 SH       SOLE                    36851
Colgate-Palmolive              COM              194162103     2810    56300 SH       SOLE                    56300
Comcast A Spcl                 COM              20030N200     2333    77900 SH       SOLE                    77900
Compass Bancshares             COM              20449H109      244     5420 SH       SOLE                     5420
Dell Inc                       COM              247025109      882    22351 SH       SOLE                    22351
Exxon Mobil Corp               COM              30231G102     6165   107274 SH       SOLE                   107274
First Data Corp                COM              319963104     3052    76039 SH       SOLE                    76039
GATX Corporation               COM              361448103     1401    40600 SH       SOLE                    40600
General Electric               COM              369604103     3441    99302 SH       SOLE                    99302
Gillette                       COM              375766102      997    19700 SH       SOLE                    19700
Harley Davidson Inc            COM              412822108     1593    32117 SH       SOLE                    32117
Home Depot Inc                 COM              437076102     4185   107577 SH       SOLE                   107577
Intel                          COM              458140100     3816   146649 SH       SOLE                   146649
Intl Business Mach             COM              459200101      399     5384 SH       SOLE                     5384
Iron Mountain Inc              COM              462846106     2717    87600 SH       SOLE                    87600
Johnson & Johnson              COM              478160104     4801    73861 SH       SOLE                    73861
Kinder Morgan Mgmt             COM              49455U100     1545    33584 SH       SOLE                    33584
Legg Mason Inc                 COM              524901105      336     3225 SH       SOLE                     3225
Liberty Media                  COM              530718105      171    16800 SH       SOLE                    16800
Magellan Prtnrs LP             COM              559080106      361    11000 SH       SOLE                    11000
Merck                          COM              589331107      959    31152 SH       SOLE                    31152
Microsoft Corp                 COM              594918104     1307    52631 SH       SOLE                    52631
Mohawk Industries              COM              608190104     2912    35300 SH       SOLE                    35300
Moodys Corp                    COM              615369105     3993    88810 SH       SOLE                    88810
Nokia Corp ADR                 COM              654902204      240    14400 SH       SOLE                    14400
Nordstrom Inc                  COM              655664100      205     3020 SH       SOLE                     3020
Pepsico                        COM              713448108     4502    83483 SH       SOLE                    83483
Pfizer                         COM              717081103     3763   136432 SH       SOLE                   136432
Procter & Gamble Co            COM              742718109     2299    43586 SH       SOLE                    43586
Qualcomm Inc                   COM              747525103      920    27864 SH       SOLE                    27864
Royal Dutch Pet ADR            COM              780257804     3752    57815 SH       SOLE                    57815
Southwest Airlines             COM              844741108      160    11521 SH       SOLE                    11521
Sysco Corp                     COM              871829107     3370    93120 SH       SOLE                    93120
T Rowe Price Grp               COM              74144T108     1753    28000 SH       SOLE                    28000
Time Warner Inc                COM              887317105      185    11062 SH       SOLE                    11062
Tyco Intl Ltd New              COM              902124106      343    11750 SH       SOLE                    11750
Valero Energy                  COM              91913Y100     2516    31800 SH       SOLE                    31800
Walmart                        COM              931142103     3969    82346 SH       SOLE                    82346
Washington Mutual              COM              939322103     1731    42545 SH       SOLE                    42545
Weingarten Realty              COM              948741103      947    24156 SH       SOLE                    24156